Fair value of financial instruments - Comparison of carrying amounts and fair values for assets and liabilities not held at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Loans and advances at amortised cost	£ 182,507	£ 145,259
Reverse repurchase agreements and other similar secured lending	725	3,177
Financial liabilities
Repurchase agreements and other similar secured borrowing	(11,965)	(12,769)
Debt securities in issue	(60,012)	(48,388)
Subordinated liabilities	(38,253)	(32,185)	£ (32,005)
Not held at fair value
Financial assets
Loans and advances at amortised cost	181,727	145,665
Reverse repurchase agreements and other similar secured lending	725	3,177
Financial liabilities
Deposits at amortised cost	(291,552)	(262,843)
Repurchase agreements and other similar secured borrowing	(11,966)	(12,776)
Debt securities in issue	(59,895)	(48,350)
Subordinated liabilities	(38,686)	(33,598)
Not held at fair value | Level 1
Financial assets
Loans and advances at amortised cost	14,210	15,406
Reverse repurchase agreements and other similar secured lending	0	0
Financial liabilities
Deposits at amortised cost	(176,959)	(180,829)
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Not held at fair value | Level 2
Financial assets
Loans and advances at amortised cost	86,559	63,948
Reverse repurchase agreements and other similar secured lending	725	3,177
Financial liabilities
Deposits at amortised cost	(114,267)	(82,014)
Repurchase agreements and other similar secured borrowing	(11,966)	(12,776)
Debt securities in issue	(57,954)	(46,201)
Subordinated liabilities	(38,465)	(33,598)
Not held at fair value | Level 3
Financial assets
Loans and advances at amortised cost	80,958	66,311
Reverse repurchase agreements and other similar secured lending	0	0
Financial liabilities
Deposits at amortised cost	(326)	0
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	(1,941)	(2,149)
Subordinated liabilities	(220)	0
Carrying amount
Financial assets
Loans and advances at amortised cost	182,507	145,259
Reverse repurchase agreements and other similar secured lending	725	3,177
Financial liabilities
Deposits at amortised cost	(291,579)	(262,828)
Repurchase agreements and other similar secured borrowing	(11,965)	(12,769)
Debt securities in issue	(60,012)	(48,388)
Subordinated liabilities	£ (38,253)	£ (32,185)